Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	GREAT-WEST FUNDS INC
Central Index Key	0000356476
Amendment Flag	false
Document Creation Date	May 21, 2013
Document Effective Date	May 21, 2013
Prospectus Date	May 1, 2013

Great-West Conservative Profile I Fund
Great-West Conservative Profile I Fund (formerly, Maxim Conservative Profile I Portfolio)
Investment Objective
The Fund seeks capital preservation primarily through investments in Underlying Funds that emphasize fixed income investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great-West Conservative Profile I Fund		Initial Class	Class L
Management Fees		0.25%	0.25%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		none	none
Acquired Fund Fees and Expenses		0.71%	0.71%	[1]
Total Annual Fund Operating Expenses	[2]	0.96%	1.21%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great-West Conservative Profile I Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	98	305	530	1,175
Class L	123	383	664	1,463

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-15%
	Small Cap	0-15%
	Mid Cap	0-15%
	Large Cap	5-25%
	Real Estate	0-10%
FIXED INCOME	Bond	30-50%
	Short-Term Bond	25-45%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	11.0%	International	6.5%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	5.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	5.2%	Bond	41.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	2.3%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	29.0%
		GWL&A Contract
		Great-West Short Duration Bond Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	10.44%
Worst Quarter	December 2008	-7.00%

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Great-West Conservative Profile I Fund	One Year	Five Years	Ten Years
Initial Class	9.02%	4.46%	5.79%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Composite Index (reflects no deduction for fees, expenses or taxes)	7.70%	3.87%	5.67%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Great-West Conservative Profile I Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great-West Conservative Profile I Fund (formerly, Maxim Conservative Profile I Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital preservation primarily through investments in Underlying Funds that emphasize fixed income investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

		Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-15%
	Small Cap	0-15%
	Mid Cap	0-15%
	Large Cap	5-25%
	Real Estate	0-10%
FIXED INCOME	Bond	30-50%
	Short-Term Bond	25-45%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	11.0%	International	6.5%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	5.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	5.2%	Bond	41.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	2.3%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	29.0%
		GWL&A Contract
		Great-West Short Duration Bond Fund Initial

		The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

		An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to the possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	10.44%
Worst Quarter	December 2008	-7.00%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2012
Great-West Conservative Profile I Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[1]
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	305
5 Years	rr_ExpenseExampleYear05	530
10 Years	rr_ExpenseExampleYear10	1,175
2003	rr_AnnualReturn2003	11.33%
2004	rr_AnnualReturn2004	6.92%
2005	rr_AnnualReturn2005	4.20%
2006	rr_AnnualReturn2006	7.78%
2007	rr_AnnualReturn2007	5.56%
2008	rr_AnnualReturn2008	(13.77%)
2009	rr_AnnualReturn2009	20.39%
2010	rr_AnnualReturn2010	8.73%
2011	rr_AnnualReturn2011	1.06%
2012	rr_AnnualReturn2012	9.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.00%)
One Year	rr_AverageAnnualReturnYear01	9.02%
Five Years	rr_AverageAnnualReturnYear05	4.46%
Ten Years	rr_AverageAnnualReturnYear10	5.79%
Great-West Conservative Profile I Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[1]
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	383
5 Years	rr_ExpenseExampleYear05	664
10 Years	rr_ExpenseExampleYear10	1,463
Great-West Conservative Profile I Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05	2.03%
Ten Years	rr_AverageAnnualReturnYear10	7.85%
Great-West Conservative Profile I Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Ten Years	rr_AverageAnnualReturnYear10	5.18%
Great-West Conservative Profile I Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.70%
Five Years	rr_AverageAnnualReturnYear05	3.87%
Ten Years	rr_AverageAnnualReturnYear10	5.67%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[2]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.

Great-West Moderately Conservative Profile I Fund
Great-West Moderately Conservative Profile I Fund (formerly, Maxim Moderately Conservative Profile I Portfolio)
Investment Objective
The Fund seeks income and capital appreciation primarily through investments in Underlying Funds that emphasize fixed income investments and, to a lesser degree, in Underlying Funds that emphasize equity investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great-West Moderately Conservative Profile I Fund		Initial Class	Class L
Management Fees		0.25%	0.25%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		none	none
Acquired Fund Fees and Expenses		0.77%	0.77%	[1]
Total Annual Fund Operating Expenses	[2]	1.02%	1.27%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great-West Moderately Conservative Profile I Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	104	324	561	1,244
Class L	129	402	695	1,530

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-30%
	Small Cap	0-15%
	Mid Cap	0-25%
	Large Cap	10-40%
	Real Estate	0-10%
FIXED INCOME	Bond	20-40%
	Short-Term Bond	10-30%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	17.8%	International	10.5%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	4.5%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	8.5%	Bond	33.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	3.7%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	22.0%
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	12.15%
Worst Quarter	December 2008	-9.19%

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Great-West Moderately Conservative Profile I Fund	One Year	Five Years	Ten Years
Initial Class	10.59%	3.98%	6.76%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Composite Index (reflects no deduction for fees, expenses or taxes)	9.57%	3.18%	6.16%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Great-West Moderately Conservative Profile I Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great-West Moderately Conservative Profile I Fund (formerly, Maxim Moderately Conservative Profile I Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation primarily through investments in Underlying Funds that emphasize fixed income investments and, to a lesser degree, in Underlying Funds that emphasize equity investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

		Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-30%
	Small Cap	0-15%
	Mid Cap	0-25%
	Large Cap	10-40%
	Real Estate	0-10%
FIXED INCOME	Bond	20-40%
	Short-Term Bond	10-30%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	17.8%	International	10.5%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	4.5%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	8.5%	Bond	33.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	3.7%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	22.0%
		GWL&A Contract

		The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

		An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to the possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	12.15%
Worst Quarter	December 2008	-9.19%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2012
Great-West Moderately Conservative Profile I Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[1]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	324
5 Years	rr_ExpenseExampleYear05	561
10 Years	rr_ExpenseExampleYear10	1,244
2003	rr_AnnualReturn2003	16.49%
2004	rr_AnnualReturn2004	9.66%
2005	rr_AnnualReturn2005	5.94%
2006	rr_AnnualReturn2006	9.90%
2007	rr_AnnualReturn2007	6.41%
2008	rr_AnnualReturn2008	(18.11%)
2009	rr_AnnualReturn2009	22.09%
2010	rr_AnnualReturn2010	10.04%
2011	rr_AnnualReturn2011	(0.07%)
2012	rr_AnnualReturn2012	10.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.19%)
One Year	rr_AverageAnnualReturnYear01	10.59%
Five Years	rr_AverageAnnualReturnYear05	3.98%
Ten Years	rr_AverageAnnualReturnYear10	6.76%
Great-West Moderately Conservative Profile I Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[1]
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	402
5 Years	rr_ExpenseExampleYear05	695
10 Years	rr_ExpenseExampleYear10	1,530
Great-West Moderately Conservative Profile I Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05	2.03%
Ten Years	rr_AverageAnnualReturnYear10	7.85%
Great-West Moderately Conservative Profile I Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Ten Years	rr_AverageAnnualReturnYear10	5.18%
Great-West Moderately Conservative Profile I Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.57%
Five Years	rr_AverageAnnualReturnYear05	3.18%
Ten Years	rr_AverageAnnualReturnYear10	6.16%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[2]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.

Great-West Moderate Profile I Fund
Great-West Moderate Profile I Fund (formerly, Maxim Moderate Profile I Portfolio)
Investment Objective
The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds with a relatively equal emphasis on equity and fixed income investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great-West Moderate Profile I Fund		Initial Class	Class L
Management Fees		0.25%	0.25%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		none	none
Acquired Fund Fees and Expenses		0.85%	0.85%	[1]
Total Annual Fund Operating Expenses	[2]	1.10%	1.35%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great-West Moderate Profile I Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	112	348	604	1,335
Class L	137	426	737	1,619

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has an emphasis on both growth of capital and income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-30%
	Small Cap	0-25%
	Mid Cap	0-30%
	Large Cap	15-45%
	Real Estate	0-10%
FIXED INCOME	Bond	10-30%
	Short-Term Bond	5-25%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	24.6%	International	14.6%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	4.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	11.8%	Bond	24.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	5.0%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	16.0%
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Portfolios with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	14.12%
Worst Quarter	December 2008	-11.92%

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Great-West Moderate Profile I Fund	One Year	Five Years	Ten Years
Initial Class	12.25%	3.37%	7.25%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Composite Index (reflects no deduction for fees, expenses or taxes)	11.44%	2.41%	6.65%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Great-West Moderate Profile I Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great-West Moderate Profile I Fund (formerly, Maxim Moderate Profile I Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds with a relatively equal emphasis on equity and fixed income investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

		Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has an emphasis on both growth of capital and income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-30%
	Small Cap	0-25%
	Mid Cap	0-30%
	Large Cap	15-45%
	Real Estate	0-10%
FIXED INCOME	Bond	10-30%
	Short-Term Bond	5-25%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	24.6%	International	14.6%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	4.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	11.8%	Bond	24.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	5.0%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	16.0%
		GWL&A Contract

		The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Portfolios with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

		An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to the possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	14.12%
Worst Quarter	December 2008	-11.92%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2012
Great-West Moderate Profile I Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	348
5 Years	rr_ExpenseExampleYear05	604
10 Years	rr_ExpenseExampleYear10	1,335
2003	rr_AnnualReturn2003	20.19%
2004	rr_AnnualReturn2004	11.34%
2005	rr_AnnualReturn2005	6.29%
2006	rr_AnnualReturn2006	11.98%
2007	rr_AnnualReturn2007	7.13%
2008	rr_AnnualReturn2008	(23.29%)
2009	rr_AnnualReturn2009	24.43%
2010	rr_AnnualReturn2010	11.54%
2011	rr_AnnualReturn2011	(1.26%)
2012	rr_AnnualReturn2012	12.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.92%)
One Year	rr_AverageAnnualReturnYear01	12.25%
Five Years	rr_AverageAnnualReturnYear05	3.37%
Ten Years	rr_AverageAnnualReturnYear10	7.25%
Great-West Moderate Profile I Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1]
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	426
5 Years	rr_ExpenseExampleYear05	737
10 Years	rr_ExpenseExampleYear10	1,619
Great-West Moderate Profile I Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05	2.03%
Ten Years	rr_AverageAnnualReturnYear10	7.85%
Great-West Moderate Profile I Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Ten Years	rr_AverageAnnualReturnYear10	5.18%
Great-West Moderate Profile I Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.44%
Five Years	rr_AverageAnnualReturnYear05	2.41%
Ten Years	rr_AverageAnnualReturnYear10	6.65%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[2]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.

Great-West Moderately Aggressive Profile I Fund
Great-West Moderately Aggressive Profile I Fund (formerly, Maxim Moderately Aggressive Profile I Portfolio)
Investment Objective
The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments and, to a lesser degree, in Underlying Funds that emphasize fixed income investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great-West Moderately Aggressive Profile I Fund		Initial Class	Class L
Management Fees		0.25%	0.25%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		none	none
Acquired Fund Fees and Expenses		0.93%	0.93%	[1]
Total Annual Fund Operating Expenses	[2]	1.18%	1.43%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great-West Moderately Aggressive Profile I Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	120	375	650	1,433
Class L	146	453	782	1,714

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	5-35%
	Small Cap	0-25%
	Mid Cap	5-35%
	Large Cap	20-50%
	Real Estate	0-10%
FIXED INCOME	Bond	5-25%
	Short-Term Bond	0-15%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	30.5%	International	18.1%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	3.5%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	14.6%	Bond	18.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	6.3%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	9.0%
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	17.04%
Worst Quarter	December 2008	-16.65%

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Great-West Moderately Aggressive Profile I Fund	One Year	Five Years	Ten Years
Initial Class	13.89%	2.49%	7.64%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Composite Index (reflects no deduction for fees, expenses or taxes)	13.05%	1.85%	7.09%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Great-West Moderately Aggressive Profile I Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great-West Moderately Aggressive Profile I Fund (formerly, Maxim Moderately Aggressive Profile I Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments and, to a lesser degree, in Underlying Funds that emphasize fixed income investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

		Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	5-35%
	Small Cap	0-25%
	Mid Cap	5-35%
	Large Cap	20-50%
	Real Estate	0-10%
FIXED INCOME	Bond	5-25%
	Short-Term Bond	0-15%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	30.5%	International	18.1%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	3.5%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	14.6%	Bond	18.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	6.3%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	9.0%
		GWL&A Contract

		The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

		An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to the possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	17.04%
Worst Quarter	December 2008	-16.65%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2012
Great-West Moderately Aggressive Profile I Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[1]
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	650
10 Years	rr_ExpenseExampleYear10	1,433
2003	rr_AnnualReturn2003	23.94%
2004	rr_AnnualReturn2004	13.38%
2005	rr_AnnualReturn2005	7.65%
2006	rr_AnnualReturn2006	13.79%
2007	rr_AnnualReturn2007	7.25%
2008	rr_AnnualReturn2008	(30.24%)
2009	rr_AnnualReturn2009	28.58%
2010	rr_AnnualReturn2010	13.16%
2011	rr_AnnualReturn2011	(2.16%)
2012	rr_AnnualReturn2012	13.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.65%)
One Year	rr_AverageAnnualReturnYear01	13.89%
Five Years	rr_AverageAnnualReturnYear05	2.49%
Ten Years	rr_AverageAnnualReturnYear10	7.64%
Great-West Moderately Aggressive Profile I Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.93%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[1]
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
1 Year	rr_ExpenseExampleYear01	146
3 Years	rr_ExpenseExampleYear03	453
5 Years	rr_ExpenseExampleYear05	782
10 Years	rr_ExpenseExampleYear10	1,714
Great-West Moderately Aggressive Profile I Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05	2.03%
Ten Years	rr_AverageAnnualReturnYear10	7.85%
Great-West Moderately Aggressive Profile I Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Ten Years	rr_AverageAnnualReturnYear10	5.18%
Great-West Moderately Aggressive Profile I Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.05%
Five Years	rr_AverageAnnualReturnYear05	1.85%
Ten Years	rr_AverageAnnualReturnYear10	7.09%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[2]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.

Great-West Aggressive Profile I Fund
Great-West Aggressive Profile I Fund (formerly, Maxim Aggressive Profile I Portfolio)
Investment Objective
The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great-West Aggressive Profile I Fund		Initial Class	Class L
Management Fees		0.25%	0.25%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		none	none
Acquired Fund Fees and Expenses		1.05%	1.05%	[1]
Total Annual Fund Operating Expenses	[2]	1.30%	1.55%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great-West Aggressive Profile I Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	133	413	715	1,572
Class L	158	491	847	1,850

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its fund). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	30-50%
	Real Estate	0-10%
FIXED INCOME	Bond	0-10%
	Short-Term Bond	0-10%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	42.7%	International	25.2%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	3.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	20.4%	Bond	0.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	8.7%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	0.0%
		GWL&A Contract
		Great-West Short Duration Bond Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of a broad-based securities market index and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); and the Dow Jones U.S. Select REIT IndexSM (real estate). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	20.56%
Worst Quarter	December 2008	-24.09%

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Great-West Aggressive Profile I Fund	One Year	Five Years	Ten Years
Initial Class	16.45%	0.51%	7.74%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Composite Index (reflects no deduction for fees, expenses or taxes)	16.40%	0.49%	7.95%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Great-West Aggressive Profile I Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great-West Aggressive Profile I Fund (formerly, Maxim Aggressive Profile I Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

		Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its fund). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	30-50%
	Real Estate	0-10%
FIXED INCOME	Bond	0-10%
	Short-Term Bond	0-10%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	42.7%	International	25.2%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	3.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	20.4%	Bond	0.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	8.7%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	0.0%
		GWL&A Contract
		Great-West Short Duration Bond Fund Initial

		The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

		An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to the possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of a broad-based securities market index and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); and the Dow Jones U.S. Select REIT IndexSM (real estate). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of a broad-based securities market index and a Composite Index which has investment characteristics similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	20.56%
Worst Quarter	December 2008	-24.09%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2012
Great-West Aggressive Profile I Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[1]
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	413
5 Years	rr_ExpenseExampleYear05	715
10 Years	rr_ExpenseExampleYear10	1,572
2003	rr_AnnualReturn2003	30.57%
2004	rr_AnnualReturn2004	16.89%
2005	rr_AnnualReturn2005	8.78%
2006	rr_AnnualReturn2006	15.54%
2007	rr_AnnualReturn2007	7.12%
2008	rr_AnnualReturn2008	(40.04%)
2009	rr_AnnualReturn2009	33.01%
2010	rr_AnnualReturn2010	15.55%
2011	rr_AnnualReturn2011	(4.41%)
2012	rr_AnnualReturn2012	16.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.09%)
One Year	rr_AverageAnnualReturnYear01	16.45%
Five Years	rr_AverageAnnualReturnYear05	0.51%
Ten Years	rr_AverageAnnualReturnYear10	7.74%
Great-West Aggressive Profile I Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[1]
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	491
5 Years	rr_ExpenseExampleYear05	847
10 Years	rr_ExpenseExampleYear10	1,850
Great-West Aggressive Profile I Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05	2.03%
Ten Years	rr_AverageAnnualReturnYear10	7.85%
Great-West Aggressive Profile I Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.40%
Five Years	rr_AverageAnnualReturnYear05	0.49%
Ten Years	rr_AverageAnnualReturnYear10	7.95%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[2]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.

Great-West Conservative Profile II Fund
Great-West Conservative Profile II Fund (formerly, Maxim Conservative Profile II Portfolio)
Investment Objective
The Fund seeks capital preservation primarily through investments in Underlying Funds that emphasize fixed income investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great-West Conservative Profile II Fund		Initial Class	Class L
Management Fees		0.10%	0.10%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		none	none
Acquired Fund Fees and Expenses		0.71%	0.71%
Total Annual Fund Operating Expenses	[1]	0.81%	1.06%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great-West Conservative Profile II Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	82	257	447	997
Class L	108	336	583	1,290

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-15%
	Small Cap	0-15%
	Mid Cap	0-15%
	Large Cap	5-25%
	Real Estate	0-10%
FIXED INCOME	Bond	30-50%
	Short-Term Bond	25-45%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	11.0%	International	6.5%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	5.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	5.2%	Bond	41.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	2.3%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	29.0%
		GWL&A Contract
		Great-West Short Duration Bond Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	10.50%
Worst Quarter	December 2008	-6.97%

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Great-West Conservative Profile II Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Initial Class	9.10%	4.62%	5.95%
Initial Class Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Initial Class Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Initial Class Composite Index (reflects no deduction for fees, expenses or taxes)	7.70%	3.87%	5.67%
Class L	8.89%			4.89%	Jul 29, 2011	[1]
Class L Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%			8.42%	Jul 29, 2011	[1]
Class L Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%			5.77%	Jul 29, 2011	[1]
Class L Composite Index (reflects no deduction for fees, expenses or taxes)	7.70%			4.99%	Jul 29, 2011	[1]
[1]	Since inception on July 29, 2011

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Great-West Conservative Profile II Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great-West Conservative Profile II Fund (formerly, Maxim Conservative Profile II Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital preservation primarily through investments in Underlying Funds that emphasize fixed income investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

		Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-15%
	Small Cap	0-15%
	Mid Cap	0-15%
	Large Cap	5-25%
	Real Estate	0-10%
FIXED INCOME	Bond	30-50%
	Short-Term Bond	25-45%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	11.0%	International	6.5%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	5.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	5.2%	Bond	41.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	2.3%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	29.0%
		GWL&A Contract
		Great-West Short Duration Bond Fund Initial

		The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

		An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to the possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	10.50%
Worst Quarter	December 2008	-6.97%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2012
Great-West Conservative Profile II Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	257
5 Years	rr_ExpenseExampleYear05	447
10 Years	rr_ExpenseExampleYear10	997
2003	rr_AnnualReturn2003	11.47%
2004	rr_AnnualReturn2004	7.10%
2005	rr_AnnualReturn2005	4.32%
2006	rr_AnnualReturn2006	8.00%
2007	rr_AnnualReturn2007	5.69%
2008	rr_AnnualReturn2008	(13.67%)
2009	rr_AnnualReturn2009	20.51%
2010	rr_AnnualReturn2010	9.02%
2011	rr_AnnualReturn2011	1.29%
2012	rr_AnnualReturn2012	9.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.97%)
One Year	rr_AverageAnnualReturnYear01	9.10%
Five Years	rr_AverageAnnualReturnYear05	4.62%
Ten Years	rr_AverageAnnualReturnYear10	5.95%
Great-West Conservative Profile II Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	583
10 Years	rr_ExpenseExampleYear10	1,290
One Year	rr_AverageAnnualReturnYear01	8.89%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	4.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011	[2]
Great-West Conservative Profile II Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes) | Initial Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05	2.03%
Ten Years	rr_AverageAnnualReturnYear10	7.85%
Great-West Conservative Profile II Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011	[2]
Great-West Conservative Profile II Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Initial Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Ten Years	rr_AverageAnnualReturnYear10	5.18%
Great-West Conservative Profile II Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011	[2]
Great-West Conservative Profile II Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Initial Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.70%
Five Years	rr_AverageAnnualReturnYear05	3.87%
Ten Years	rr_AverageAnnualReturnYear10	5.67%
Great-West Conservative Profile II Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.70%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011	[2]

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[2]	Since inception on July 29, 2011

Great-West Moderately Conservative Profile II Fund
Great-West Moderately Conservative Profile II Fund (formerly, Maxim Moderately Conservative Profile II Portfolio)
Investment Objective
The Fund seeks income and capital appreciation primarily through investments in Underlying Funds that emphasize fixed income investments and, to a lesser degree, in Underlying Funds that emphasize equity investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great-West Moderately Conservative Profile II Fund		Initial Class	Class L
Management Fees		0.10%	0.10%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		none	none
Acquired Fund Fees and Expenses		0.76%	0.76%
Total Annual Fund Operating Expenses	[1]	0.86%	1.11%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great-West Moderately Conservative Profile II Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	88	275	477	1,062
Class L	113	353	612	1,353

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-30%
	Small Cap	0-15%
	Mid Cap	0-25%
	Large Cap	10-40%
	Real Estate	0-10%
FIXED INCOME	Bond	20-40%
	Short-Term Bond	10-30%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	17.8%	International	10.5%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	4.5%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	8.5%	Bond	33.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	3.7%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	22.0%
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	12.07%
Worst Quarter	December 2008	-9.41%

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Great-West Moderately Conservative Profile II Fund	One Year	Five Years	Ten Years	Since Inception		Inception Date
Initial Class	10.83%	4.12%	6.91%
Initial Class Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Initial Class Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Initial Class Composite Index (reflects no deduction for fees, expenses or taxes)	9.57%	3.18%	6.16%
Class L	10.64%			5.23%	[1]	Jul 29, 2011
Class L Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%			8.42%	[1]	Jul 29, 2011
Class L Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%			5.77%	[1]	Jul 29, 2011
Class L Composite Index (reflects no deduction for fees, expenses or taxes)	9.57%			5.27%	[1]	Jul 29, 2011
[1]	Since inception on July 29, 2011

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Great-West Moderately Conservative Profile II Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great-West Moderately Conservative Profile II Fund (formerly, Maxim Moderately Conservative Profile II Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation primarily through investments in Underlying Funds that emphasize fixed income investments and, to a lesser degree, in Underlying Funds that emphasize equity investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

		Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-30%
	Small Cap	0-15%
	Mid Cap	0-25%
	Large Cap	10-40%
	Real Estate	0-10%
FIXED INCOME	Bond	20-40%
	Short-Term Bond	10-30%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	17.8%	International	10.5%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	4.5%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	8.5%	Bond	33.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	3.7%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	22.0%
		GWL&A Contract

		The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

		An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to the possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	12.07%
Worst Quarter	December 2008	-9.41%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2012
Great-West Moderately Conservative Profile II Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[1]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	275
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,062
2003	rr_AnnualReturn2003	16.61%
2004	rr_AnnualReturn2004	9.90%
2005	rr_AnnualReturn2005	6.05%
2006	rr_AnnualReturn2006	10.04%
2007	rr_AnnualReturn2007	6.60%
2008	rr_AnnualReturn2008	(18.16%)
2009	rr_AnnualReturn2009	22.30%
2010	rr_AnnualReturn2010	10.31%
2011	rr_AnnualReturn2011	(0.02%)
2012	rr_AnnualReturn2012	10.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.41%)
One Year	rr_AverageAnnualReturnYear01	10.83%
Five Years	rr_AverageAnnualReturnYear05	4.12%
Ten Years	rr_AverageAnnualReturnYear10	6.91%
Great-West Moderately Conservative Profile II Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[1]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,353
One Year	rr_AverageAnnualReturnYear01	10.64%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Great-West Moderately Conservative Profile II Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes) | Initial Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05	2.03%
Ten Years	rr_AverageAnnualReturnYear10	7.85%
Great-West Moderately Conservative Profile II Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Great-West Moderately Conservative Profile II Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Initial Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Ten Years	rr_AverageAnnualReturnYear10	5.18%
Great-West Moderately Conservative Profile II Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Great-West Moderately Conservative Profile II Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Initial Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.57%
Five Years	rr_AverageAnnualReturnYear05	3.18%
Ten Years	rr_AverageAnnualReturnYear10	6.16%
Great-West Moderately Conservative Profile II Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.57%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[2]	Since inception on July 29, 2011

Great-West Moderate Profile II Fund
Great-West Moderate Profile II Fund (formerly, Maxim Moderate Profile II Portfolio)
Investment Objective
The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds with a relatively equal emphasis on equity and fixed income investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great-West Moderate Profile II Fund		Initial Class	Class L
Management Fees		0.10%	0.10%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		none	none
Acquired Fund Fees and Expenses		0.80%	0.80%
Total Annual Fund Operating Expenses	[1]	0.90%	1.15%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great-West Moderate Profile II Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	91	285	496	1,102
Class L	117	364	630	1,392

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has an emphasis on both growth of capital and income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-30%
	Small Cap	0-25%
	Mid Cap	0-30%
	Large Cap	15-45%
	Real Estate	0-10%
FIXED INCOME	Bond	10-30%
	Short-Term Bond	5-25%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	24.6%	International	14.6%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	4.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	11.8%	Bond	24.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	5.0%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	16.0%
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	14.21%
Worst Quarter	December 2008	-11.88%

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Great-West Moderate Profile II Fund	One Year	Five Years	Ten Years	Since Inception		Inception Date
Initial Class	12.47%	3.53%	7.41%
Initial Class Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Initial Class Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Initial Class Composite Index (reflects no deduction for fees, expenses or taxes)	11.44%	2.41%	6.65%
Class L	12.16%			5.46%	[1]	Jul 29, 2011
Class L Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%			8.42%	[1]	Jul 29, 2011
Class L Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%			5.77%	[1]	Jul 29, 2011
Class L Composite Index (reflects no deduction for fees, expenses or taxes)	11.44%			5.43%	[1]	Jul 29, 2011
[1]	Since inception on July 29, 2011

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Great-West Moderate Profile II Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great-West Moderate Profile II Fund (formerly, Maxim Moderate Profile II Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds with a relatively equal emphasis on equity and fixed income investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

		Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has an emphasis on both growth of capital and income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-30%
	Small Cap	0-25%
	Mid Cap	0-30%
	Large Cap	15-45%
	Real Estate	0-10%
FIXED INCOME	Bond	10-30%
	Short-Term Bond	5-25%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	24.6%	International	14.6%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	4.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	11.8%	Bond	24.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	5.0%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	16.0%
		GWL&A Contract

		The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

		An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to the possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	14.21%
Worst Quarter	December 2008	-11.88%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2012
Great-West Moderate Profile II Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[1]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	285
5 Years	rr_ExpenseExampleYear05	496
10 Years	rr_ExpenseExampleYear10	1,102
2003	rr_AnnualReturn2003	20.34%
2004	rr_AnnualReturn2004	11.55%
2005	rr_AnnualReturn2005	6.38%
2006	rr_AnnualReturn2006	12.20%
2007	rr_AnnualReturn2007	7.22%
2008	rr_AnnualReturn2008	(23.14%)
2009	rr_AnnualReturn2009	24.67%
2010	rr_AnnualReturn2010	11.57%
2011	rr_AnnualReturn2011	(1.05%)
2012	rr_AnnualReturn2012	12.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.88%)
One Year	rr_AverageAnnualReturnYear01	12.47%
Five Years	rr_AverageAnnualReturnYear05	3.53%
Ten Years	rr_AverageAnnualReturnYear10	7.41%
Great-West Moderate Profile II Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	364
5 Years	rr_ExpenseExampleYear05	630
10 Years	rr_ExpenseExampleYear10	1,392
One Year	rr_AverageAnnualReturnYear01	12.16%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Great-West Moderate Profile II Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes) | Initial Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05	2.03%
Ten Years	rr_AverageAnnualReturnYear10	7.85%
Great-West Moderate Profile II Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Great-West Moderate Profile II Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Initial Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Ten Years	rr_AverageAnnualReturnYear10	5.18%
Great-West Moderate Profile II Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Great-West Moderate Profile II Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Initial Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.44%
Five Years	rr_AverageAnnualReturnYear05	2.41%
Ten Years	rr_AverageAnnualReturnYear10	6.65%
Great-West Moderate Profile II Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.44%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[2]	Since inception on July 29, 2011

Great-West Moderately Aggressive Profile II Fund
Great-West Moderately Aggressive Profile II Fund (formerly, Maxim Moderately Aggressive Profile II Portfolio)
Investment Objective
The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments and, to a lesser degree, in Underlying Funds that emphasize fixed income investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great-West Moderately Aggressive Profile II Fund		Initial Class	Class L
Management Fees		0.10%	0.10%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		none	none
Acquired Fund Fees and Expenses		0.93%	0.93%
Total Annual Fund Operating Expenses	[1]	1.03%	1.28%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great-West Moderately Aggressive Profile II Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	105	327	567	1,257
Class L	130	405	701	1,542

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	5-35%
	Small Cap	0-25%
	Mid Cap	5-35%
	Large Cap	20-50%
	Real Estate	0-10%
FIXED INCOME	Bond	5-25%
	Short-Term Bond	0-15%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	30.5%	International	18.1%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	3.5%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	14.6%	Bond	18.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	6.3%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	9.0%
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	17.16%
Worst Quarter	December 2008	-16.71%

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Great-West Moderately Aggressive Profile II Fund	One Year	Five Years	Ten Years	Since Inception		Inception Date
Initial Class	14.07%	2.62%	7.80%
Initial Class Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Initial Class Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Initial Class Composite Index (reflects no deduction for fees, expenses or taxes)	13.05%	1.85%	7.09%
Class L	13.76%			5.82%	[1]	Jul 29, 2011
Class L Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%			8.42%	[1]	Jul 29, 2011
Class L Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%			5.77%	[1]	Jul 29, 2011
Class L Composite Index (reflects no deduction for fees, expenses or taxes)	13.05%			5.74%	[1]	Jul 29, 2011
[1]	Since inception on July 29, 2011

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Great-West Moderately Aggressive Profile II Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great-West Moderately Aggressive Profile II Fund (formerly, Maxim Moderately Aggressive Profile II Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments and, to a lesser degree, in Underlying Funds that emphasize fixed income investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

		Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	5-35%
	Small Cap	0-25%
	Mid Cap	5-35%
	Large Cap	20-50%
	Real Estate	0-10%
FIXED INCOME	Bond	5-25%
	Short-Term Bond	0-15%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	30.5%	International	18.1%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	3.5%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	14.6%	Bond	18.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	6.3%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	9.0%
		GWL&A Contract

		The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

		An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to the possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	17.16%
Worst Quarter	December 2008	-16.71%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2012
Great-West Moderately Aggressive Profile II Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[1]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	327
5 Years	rr_ExpenseExampleYear05	567
10 Years	rr_ExpenseExampleYear10	1,257
2003	rr_AnnualReturn2003	24.25%
2004	rr_AnnualReturn2004	13.51%
2005	rr_AnnualReturn2005	7.83%
2006	rr_AnnualReturn2006	13.97%
2007	rr_AnnualReturn2007	7.44%
2008	rr_AnnualReturn2008	(30.25%)
2009	rr_AnnualReturn2009	28.93%
2010	rr_AnnualReturn2010	13.35%
2011	rr_AnnualReturn2011	(2.10%)
2012	rr_AnnualReturn2012	14.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.71%)
One Year	rr_AverageAnnualReturnYear01	14.07%
Five Years	rr_AverageAnnualReturnYear05	2.62%
Ten Years	rr_AverageAnnualReturnYear10	7.80%
Great-West Moderately Aggressive Profile II Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[1]
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	405
5 Years	rr_ExpenseExampleYear05	701
10 Years	rr_ExpenseExampleYear10	1,542
One Year	rr_AverageAnnualReturnYear01	13.76%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Great-West Moderately Aggressive Profile II Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes) | Initial Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05	2.03%
Ten Years	rr_AverageAnnualReturnYear10	7.85%
Great-West Moderately Aggressive Profile II Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Great-West Moderately Aggressive Profile II Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Initial Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Ten Years	rr_AverageAnnualReturnYear10	5.18%
Great-West Moderately Aggressive Profile II Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Great-West Moderately Aggressive Profile II Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Initial Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.05%
Five Years	rr_AverageAnnualReturnYear05	1.85%
Ten Years	rr_AverageAnnualReturnYear10	7.09%
Great-West Moderately Aggressive Profile II Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.05%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[2]	Since inception on July 29, 2011

Great-West Aggressive Profile II Fund
Great-West Aggressive Profile II Fund (formerly, Maxim Aggressive Profile II Portfolio)
Investment Objective
The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great-West Aggressive Profile II Fund		Initial Class	Class L
Management Fees		0.10%	0.10%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		none	none
Acquired Fund Fees and Expenses		1.05%	1.05%
Total Annual Fund Operating Expenses	[1]	1.15%	1.40%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great-West Aggressive Profile II Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	117	366	634	1,399
Class L	143	443	766	1,681

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	30-50%
	Real Estate	0-10%
FIXED INCOME	Bond	0-10%
	Short-Term Bond	0-10%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	42.7%	International	25.2%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	3.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	20.4%	Bond	0.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	8.7%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	0.0%
		GWL&A Contract
		Great-West Short Duration Bond Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); and the Dow Jones U.S. Select REIT IndexSM (real estate). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	20.52%
Worst Quarter	December 2008	-24.00%

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Great-West Aggressive Profile II Fund	One Year	Five Years	Ten Years	Since Inception		Inception Date
Initial Class	16.64%	0.65%	7.90%
Initial Class Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Initial Class Composite Index (reflects no deduction for fees, expenses or taxes)	16.40%	0.49%	7.95%
Class L	16.38%			5.85%	[1]	Jul 29, 2011
Class L Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%			8.42%	[1]	Jul 29, 2011
Class L Composite Index (reflects no deduction for fees, expenses or taxes)	16.40%			6.05%	[1]	Jul 29, 2011
[1]	Since inception on July 29, 2011

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Great-West Aggressive Profile II Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great-West Aggressive Profile II Fund (formerly, Maxim Aggressive Profile II Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

		Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	30-50%
	Real Estate	0-10%
FIXED INCOME	Bond	0-10%
	Short-Term Bond	0-10%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	42.7%	International	25.2%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	3.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	20.4%	Bond	0.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	8.7%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	0.0%
		GWL&A Contract
		Great-West Short Duration Bond Fund Initial

		The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

		An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to the possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); and the Dow Jones U.S. Select REIT IndexSM (real estate). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index and a Composite Index which has investment characteristics similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	20.52%
Worst Quarter	December 2008	-24.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2012
Great-West Aggressive Profile II Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	366
5 Years	rr_ExpenseExampleYear05	634
10 Years	rr_ExpenseExampleYear10	1,399
2003	rr_AnnualReturn2003	30.70%
2004	rr_AnnualReturn2004	17.13%
2005	rr_AnnualReturn2005	8.97%
2006	rr_AnnualReturn2006	15.59%
2007	rr_AnnualReturn2007	7.35%
2008	rr_AnnualReturn2008	(39.90%)
2009	rr_AnnualReturn2009	33.02%
2010	rr_AnnualReturn2010	15.95%
2011	rr_AnnualReturn2011	(4.44%)
2012	rr_AnnualReturn2012	16.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.00%)
One Year	rr_AverageAnnualReturnYear01	16.64%
Five Years	rr_AverageAnnualReturnYear05	0.65%
Ten Years	rr_AverageAnnualReturnYear10	7.90%
Great-West Aggressive Profile II Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[1]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,681
One Year	rr_AverageAnnualReturnYear01	16.38%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Great-West Aggressive Profile II Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes) | Initial Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05	2.03%
Ten Years	rr_AverageAnnualReturnYear10	7.85%
Great-West Aggressive Profile II Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Great-West Aggressive Profile II Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Initial Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.40%
Five Years	rr_AverageAnnualReturnYear05	0.49%
Ten Years	rr_AverageAnnualReturnYear10	7.95%
Great-West Aggressive Profile II Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.40%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[2]	Since inception on July 29, 2011

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	May 21, 2013